                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

July 29, 2005

VIA EDGAR
---------

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  OFI Tremont Market Neutral Hedge Fund
           EDGAR Filing of Schedule TO

To the Securities and Exchange Commission:

     An  electronic  ("EDGAR")  filing is hereby made of a Issuer  Tender  Offer
Statement on Schedule TO, subject to Rule 13e-4 of the  Securities  Exchange Act of 1934,  on behalf of OFI Tremont  Market  Neutral  Hedge Fund (the  "Fund") in
connection with an offer by the Fund to purchase $17,135,976 of interests in the
Fund on the terms and  subject  to the  conditions  set forth in the  Repurchase
Offer Notice and Letter to Repurchase  Offer. A Fed wire in the amount of $2,017 was sent to the Commission in payment of the filing fee.

     Please  forward any  comments  you may have to Nancy Vann at  212.323.5089.
Thank you.

                                    Sincerely,

                                    /s/ Lisa I. Bloomberg
                                    ------------------------------------------
                                    Lisa I. Bloomberg
                                    Vice President & Associate Counsel
                                    Phone: 212. 323.0560
                                    Fax: 212. 323.4071
                                    lbloomberg@oppenheimerfunds.com

Attachment

cc:  Mayer, Brown, Rowe & Maw, LLP
     Shearman & Sterling LLP
     Ernst & Young, LLP
     Nancy Vann, Esq.